Total
Retail

THORNBURG INVESTMENT TRUST SUPPLEMENT

Dated September 30, 2024

to the

THORNBURG FUNDS PROSPECTUS

applicable to Class A, C, C2, D and I shares
dated February 1, 2024, as supplemented March 13, April 19, August 16, and August 21 2024,
(the “Retail Prospectus”)

CHANGES RELATING TO FUND BENCHMARKS

Effective September 30, 2024, as applicable, in the Fund Summary sections of the Retail Prospectus, the narrative language under the “Past Performance of the Fund” caption and/or the “Average Annual Total Returns” tables of each of the listed series of the Thornburg Investment Trust (the “Funds”) are hereby replaced with the disclosure below relating to changes to each Fund’s benchmark(s), which are being made in accordance with regulatory requirements and applicable to pages of the Retail Prospectus as follows:

Retail | Thornburg International Equity Fund
Past Performance of the Fund

The following information provides some indication of the risks of investing in the International Equity Fund by showing how the Fund’s investment results vary from year to year. The bar chart shows how the annual total returns for Class A shares have been different in each full year shown. The average annual total return figures compare Class A, Class C and Class I share performance to the MSCI All Country World ex USA Net Total Return USD Index, a broad-based securities market index that represents the overall applicable market in which the Fund invests. The MSCI EAFE (Europe, Australasia, Far East) Net Total Return USD Index was removed as the Funds’ secondary index effective September 30, 2024. These indexes are not actively managed and are not available for direct investment. The bar charts and performance tables assume reinvestment of dividends and distributions. Past performance (before and after taxes) is not necessarily an indication of how the Fund will perform in the future. The performance information shown is as of the calendar year ended December 31, 2023. Updated performance information may be obtained on the Thornburg website at Thornburg.com or by calling 1-800-847-0200.

Retail | Thornburg International Growth Fund
Past Performance of the Fund

The following information provides some indication of the risks of investing in the International Growth Fund by showing how the Fund’s investment results vary from year to year. The bar chart shows how the annual total returns for Class A shares vary in each full year shown. The average annual total return figures compare Class A, Class C and Class I share performance to the MSCI All Country World ex USA Net Total Return, a broad-based securities market index that represents the overall applicable market in which the Fund invests, and the MSCI All Country World ex USA Growth Net Total Return USD Index, an additional index that represents the market sectors which Thornburg believes are more representative of the Fund’s investment universe. These indexes are not actively managed and are not available for direct investment. The bar charts and performance tables assume reinvestment of dividends and distributions. Past performance (before and after taxes) is not necessarily an indication of how the Fund will perform in the future. The performance information shown below is as of the calendar year ended December 31, 2023. Updated performance information may be obtained on the Thornburg website at Thornburg.com or by calling 1-800-847-0200.

Average Annual Total Returns (periods ended 12-31-23)
Average Annual Total Returns - Retail - Thornburg International Growth Fund	1 Year	5 Years	10 Years
Thornburg International Growth Fund - Class A	12.63%	5.98%	2.79%
Thornburg International Growth Fund - Class A | After Taxes on Distributions	12.53%	5.48%	2.24%
Thornburg International Growth Fund - Class A | After Taxes on Distributions and Sales	7.48%	4.66%	2.11%
Thornburg International Growth Fund - Class A | MSCI All Country World ex USA Net Total Return (reflects no deduction for fees, expenses, or U.S. taxes)	15.62%	7.08%	3.83%
Thornburg International Growth Fund - Class A | MSCI All Country World ex U.S. Growth Net Total Return USD Index (reflects no deduction for fees, expenses, or U.S. taxes)	14.03%	7.49%	4.55%
Thornburg International Growth Fund - Class C	15.85%	6.08%	2.45%
Thornburg International Growth Fund - Class C | MSCI All Country World ex USA Net Total Return (reflects no deduction for fees, expenses, or U.S. taxes)	15.62%	7.08%	3.83%
Thornburg International Growth Fund - Class C | MSCI All Country World ex U.S. Growth Net Total Return USD Index (reflects no deduction for fees, expenses, or U.S. taxes)	14.03%	7.49%	4.55%
Thornburg International Growth Fund - Class I	18.41%	7.32%	3.65%
Thornburg International Growth Fund - Class I | MSCI All Country World ex USA Net Total Return (reflects no deduction for fees, expenses, or U.S. taxes)	15.62%	7.08%	3.83%
Thornburg International Growth Fund - Class I | MSCI All Country World ex U.S. Growth Net Total Return USD Index (reflects no deduction for fees, expenses, or U.S. taxes)	14.03%	7.49%	4.55%

After-tax returns are calculated using the highest historical individual federal marginal income tax rates, and do not reflect state or local income taxes. Actual after-tax returns depend on an investor’s own tax situation and may differ from the returns shown, and after-tax returns shown are not relevant to investors who hold their Fund shares through tax-deferred arrangements, such as 401(k) plans or individual retirement accounts. The after-tax returns shown relate only to Class A shares, and after-tax returns for other share classes will vary.

Retail | Thornburg Small/Mid Cap Core Fund
Past Performance of the Fund

The following information provides some indication of the risks of investing in the Small/Mid Cap Core Fund by showing how the Fund’s investment results vary from year to year. The bar chart shows how the annual total returns for Class A shares have been different in each full year shown. The average annual total return figures compare Class A, Class C and Class I share performance to the Russell 3000 Index – Total Return, a broad-based securities market index that represents the overall applicable market in which the Fund invests, and the Russell 2500 Index—Total Return, an additional index that represents the market sectors which Thornburg believes are more representative of the Fund’s investment universe. These indexes are not actively managed and are not available for direct investment. The bar charts and performance tables assume reinvestment of dividends and distributions. Past performance (before and after taxes) is not necessarily an indication of how the Fund will perform in the future. The performance information shown below is as of the calendar year ended December 31, 2023. Updated performance information may be obtained on the Thornburg website at Thornburg.com or by calling 1-800-847-0200.

Average Annual Total Returns (periods ended 12-31-23)
Average Annual Total Returns - Retail - Thornburg Small/Mid Cap Core Fund	1 Year	5 Years	10 Years
Thornburg Small/Mid Cap Core Fund - Class A	8.04%	7.33%	6.91%
Thornburg Small/Mid Cap Core Fund - Class A | After Taxes on Distributions	8.04%	5.61%	5.96%
Thornburg Small/Mid Cap Core Fund - Class A | After Taxes on Distributions and Sales	4.76%	5.56%	5.44%
Thornburg Small/Mid Cap Core Fund - Class A | Russell 3000 Index - Total Return (reflects no deduction for fees, expenses, or taxes)	25.96%	15.16%	11.48%
Thornburg Small/Mid Cap Core Fund - Class A | Russell 2500 Index - Total Return (reflects no deduction for fees, expenses, or taxes)	17.42%	11.67%	8.36%
Thornburg Small/Mid Cap Core Fund - Class C	11.04%	7.38%	6.52%
Thornburg Small/Mid Cap Core Fund - Class C | Russell 3000 Index - Total Return (reflects no deduction for fees, expenses, or taxes)	25.96%	15.16%	11.48%
Thornburg Small/Mid Cap Core Fund - Class C | Russell 2500 Index - Total Return (reflects no deduction for fees, expenses, or taxes)	17.42%	11.67%	8.36%
Thornburg Small/Mid Cap Core Fund - Class I	13.61%	8.73%	7.80%
Thornburg Small/Mid Cap Core Fund - Class I | Russell 3000 Index - Total Return (reflects no deduction for fees, expenses, or taxes)	25.96%	15.16%	11.48%
Thornburg Small/Mid Cap Core Fund - Class I | Russell 2500 Index - Total Return (reflects no deduction for fees, expenses, or taxes)	17.42%	11.67%	8.36%

After-tax returns are calculated using the highest historical individual federal marginal income tax rates, and do not reflect state or local income taxes. Actual after-tax returns depend on an investor’s own tax situation and may differ from the returns shown, and after-tax returns shown are not relevant to investors who hold their Fund shares through tax-deferred arrangements, such as 401(k) plans or individual retirement accounts. The after-tax returns shown relate only to Class A shares, and after-tax returns for other share classes will vary.

The performance information shown above may include gains attributable to the Fund’s investments in shares of companies through initial public offerings (“IPOs”). There can be no assurance that the Fund will have continued access to profitable IPOs and, as the Fund’s assets grow, the impact of the Fund’s investment in IPOs on the performance of the Fund may decline.

Retail | Thornburg Small/Mid Cap Growth Fund
Past Performance of the Fund

The following information provides some indication of the risks of investing in the Small/Mid Cap Growth Fund by showing how the Fund’s investment results vary from year to year. The bar chart shows how the annual total returns for Class A shares have been different in each full year shown. The average annual total return figures compare Class A, Class C and Class I share performance to the Russell 3000 Index – Total Return, a broad-based securities market index that represents the overall applicable market in which the Fund invests, and the Russell 2500 Index—Total Return, an additional index that represents the market sectors which Thornburg believes are more representative of the Fund’s investment universe. These indexes are not actively managed and are not available for direct investment. The bar charts and performance tables assume reinvestment of dividends and distributions. Past performance (before and after taxes) is not necessarily an indication of how the Fund will perform in the future. The performance information shown below is as of the calendar year ended December 31, 2023. Updated performance information may be obtained on the Thornburg website at Thornburg.com or by calling 1-800-847-0200.

Average Annual Total Returns (periods ended 12-31-23)
Average Annual Total Returns - Retail - Thornburg Small/Mid Cap Growth Fund	1 Year	5 Years	10 Years
Thornburg Small/Mid Cap Growth Fund - Class A	14.20%	5.59%	4.76%
Thornburg Small/Mid Cap Growth Fund - Class A | After Taxes on Distributions	14.20%	3.04%	3.48%
Thornburg Small/Mid Cap Growth Fund - Class A | After Taxes on Distributions and Sales	8.41%	4.79%	4.01%
Thornburg Small/Mid Cap Growth Fund - Class A | Russell 3000 Index - Total Return (reflects no deduction for fees, expenses, or taxes)	25.96%	15.16%	11.48%
Thornburg Small/Mid Cap Growth Fund - Class A | Russell 2500 Growth Index - Total Return (reflects no deduction for fees, expenses, or taxes)	18.93%	11.43%	8.78%
Thornburg Small/Mid Cap Growth Fund - Class C	17.52%	5.69%	4.40%
Thornburg Small/Mid Cap Growth Fund - Class C | Russell 3000 Index - Total Return (reflects no deduction for fees, expenses, or taxes)	25.96%	15.16%	11.48%
Thornburg Small/Mid Cap Growth Fund - Class C | Russell 2500 Growth Index - Total Return (reflects no deduction for fees, expenses, or taxes)	18.93%	11.43%	8.78%
Thornburg Small/Mid Cap Growth Fund - Class I	20.15%	6.99%	5.67%
Thornburg Small/Mid Cap Growth Fund - Class I | Russell 3000 Index - Total Return (reflects no deduction for fees, expenses, or taxes)	25.96%	15.16%	11.48%
Thornburg Small/Mid Cap Growth Fund - Class I | Russell 2500 Growth Index - Total Return (reflects no deduction for fees, expenses, or taxes)	18.93%	11.43%	8.78%

After-tax returns are calculated using the highest historical individual federal marginal income tax rates, and do not reflect state or local income taxes. Actual after-tax returns depend on an investor’s own tax situation and may differ from the returns shown, and after-tax returns shown are not relevant to investors who hold their Fund shares through tax-deferred arrangements, such as 401(k) plans or individual retirement accounts. The after-tax returns shown relate only to Class A shares, and after-tax returns for other share classes will vary.

Retail | Thornburg Investment Income Builder Fund
Past Performance of the Fund

The following information provides some indication of the risks of investing in the Investment Income Builder Fund by showing how the Fund’s investment results vary from year to year. The bar chart shows how the annual total returns for Class A shares vary in each full year shown. The average annual total return figures compare Class A, Class C and Class I share performance to the MSCI World Net Total Return USD Index and the Bloomberg U.S. Aggregate Total Return Index Value USD, each a broad-based securities market index that represents the overall applicable market in which the Fund invests, and a Blended Benchmark, comprised of 25% Bloomberg U.S. Aggregate Bond Total Return Value USD, and 75% MSCI World Net Total Return USD Index, an additional benchmark that represents the market sectors which Thornburg believes are more representative of the Fund’s investment universe. These indexes are not actively managed and are not available for direct investment. The bar charts and performance tables assume reinvestment of dividends and distributions. Past performance (before and after taxes) is not necessarily an indication of how the Fund will perform in the future. The performance information shown below is as of the calendar year ended December 31, 2023. Updated performance information may be obtained on the Thornburg website at Thornburg.com or by calling 1-800-847-0200.

Average Annual Total Returns (periods ended 12-31-23)
Average Annual Total Returns - Retail - Thornburg Investment Income Builder Fund	1 Year	5 Years	10 Years
Thornburg Investment Income Builder Fund - Class A	12.60%	7.70%	5.56%
Thornburg Investment Income Builder Fund - Class A | After Taxes on Distributions	10.40%	5.60%	3.59%
Thornburg Investment Income Builder Fund - Class A | After Taxes on Distributions and Sales	7.38%	5.01%	3.36%
Thornburg Investment Income Builder Fund - Class A | MSCI World Net Total Return USD Index (reflects no deduction for fees, expenses, or U.S. taxes)	23.79%	12.80%	8.60%
Thornburg Investment Income Builder Fund - Class A | Bloomberg U.S. Aggregate Total Return Index Value USD (reflects no deduction for fees, expenses, or U.S. taxes)	5.53%	1.10%	1.81%
Thornburg Investment Income Builder Fund - Class A | Blended Index (reflects no deduction for fees, expenses, or U.S. taxes)	19.05%	10.03%	7.06%
Thornburg Investment Income Builder Fund - Class C	16.00%	7.90%	5.27%
Thornburg Investment Income Builder Fund - Class C | MSCI World Net Total Return USD Index (reflects no deduction for fees, expenses, or U.S. taxes)	23.79%	12.80%	8.60%
Thornburg Investment Income Builder Fund - Class C | Bloomberg U.S. Aggregate Total Return Index Value USD (reflects no deduction for fees, expenses, or U.S. taxes)	5.53%	1.10%	1.81%
Thornburg Investment Income Builder Fund - Class C | Blended Index (reflects no deduction for fees, expenses, or U.S. taxes)	19.05%	10.03%	7.06%
Thornburg Investment Income Builder Fund - Class I	18.17%	8.96%	6.34%
Thornburg Investment Income Builder Fund - Class I | MSCI World Net Total Return USD Index (reflects no deduction for fees, expenses, or U.S. taxes)	23.79%	12.80%	8.60%
Thornburg Investment Income Builder Fund - Class I | Bloomberg U.S. Aggregate Total Return Index Value USD (reflects no deduction for fees, expenses, or U.S. taxes)	5.53%	1.10%	1.81%
Thornburg Investment Income Builder Fund - Class I | Blended Index (reflects no deduction for fees, expenses, or U.S. taxes)	19.05%	10.03%	7.06%

After-tax returns are calculated using the highest historical individual federal marginal income tax rates, and do not reflect state or local income taxes. Actual after-tax returns depend on an investor’s own tax situation and may differ from the returns shown, and after-tax returns shown are not relevant to investors who hold their Fund shares through tax-deferred arrangements, such as 401(k) plans or individual retirement accounts. The after-tax returns shown relate only to Class A shares, and after-tax returns for other share classes will vary.

Retail | Thornburg Summit Fund
Past Performance of the Fund

The following information provides some indication of the risks of investing in the Summit Fund by showing how the Fund’s investment results vary from year to year. The bar chart shows how the annual total returns for Class A shares of the Fund for each full year shown. The average annual total return figures compare Class A and Class I share performance to the MSCI All Country World Net Total Return USD Index and the Bloomberg Global-Aggregate Total Return Index Value Unhedged USD, each a broad-based securities market index that represents the overall applicable market in which the Fund invests, and a Blended Benchmark, comprised of 60% MSCI All Country World Index and 40% Bloomberg Global Aggregate Bond Index, an additional index that represents the market sectors which Thornburg believes are more representative of the Fund’s investment universe. These indexes are not actively managed and are not available for direct investment. The bar charts and performance tables assume reinvestment of dividends and distributions. Past performance (before and after taxes) is not necessarily an indication of how the Fund will perform in the future. The performance information shown is as of the calendar year ended December 31, 2023. Updated performance information may be obtained on the Thornburg website at Thornburg.com or by calling 1-800-847-0200.

Average Annual Total Returns (periods ended 12-31-23)
Average Annual Total Returns - Retail - Thornburg Summit Fund	1 Year	Since Inception	Inception Date
Thornburg Summit Fund - Class A	7.42%	0.22%	Jan. 26, 2022
Thornburg Summit Fund - Class A | After Taxes on Distributions	6.40%	(0.77%)
Thornburg Summit Fund - Class A | After Taxes on Distributions and Sales	4.37%	(0.27%)
Thornburg Summit Fund - Class A | Blended Index (reflects no deduction for fees, expenses, or U.S. taxes)	15.43%	0.18%
Thornburg Summit Fund - Class A | MSCI All Country World Net Total Return USD Index (reflects no deduction for fees, expenses, or taxes)	22.20%	3.75%
Thornburg Summit Fund - Class A | Bloomberg Global-Aggregate Total Return Index Value Unhedged USD (reflects no deduction for fees, expenses, or taxes)	5.72%	(5.34%)
Thornburg Summit Fund - Class I	12.86%	10.73%	Mar. 01, 2019
Thornburg Summit Fund - Class I | Blended Index (reflects no deduction for fees, expenses, or U.S. taxes)	15.43%	5.77%
Thornburg Summit Fund - Class I | MSCI All Country World Net Total Return USD Index (reflects no deduction for fees, expenses, or taxes)	22.20%	9.69%
Thornburg Summit Fund - Class I | Bloomberg Global-Aggregate Total Return Index Value Unhedged USD (reflects no deduction for fees, expenses, or taxes)	5.72%	(0.47%)

After-tax returns are calculated using the highest historical individual federal marginal income tax rates, and do not reflect state or local income taxes. Actual after-tax returns depend on an investor’s own tax situation and may differ from the returns shown, and after-tax returns shown are not relevant to investors who hold their Fund shares through tax-deferred arrangements, such as 401(k) plans or individual retirement accounts.

Retail | Thornburg Ultra Short Income Fund
Past Performance of the Fund

The following information provides some indication of the risks of investing in the Ultra Short Income Fund by showing how the Fund’s investment results vary from year to year. The bar chart shows how the annual total returns for Class A shares have been different in each full year shown. The average annual total return figures compare Class A and Class I share performance to the Bloomberg U.S. Aggregate Total Return Index Value USD, a broad-based securities market index that represents the overall applicable market in which the Fund invests, and the ICE BofA U.S. Treasury Bill Index, an additional index that represents the market sectors which Thornburg believes are more representative of the Fund’s investment universe. These indexes are not actively managed and are not available for direct investment. The bar charts and performance tables assume reinvestment of dividends and distributions. Past performance (before and after taxes) is not necessarily an indication of how the Fund will perform in the future. The performance information shown is as of the calendar year ended December 31, 2023. Updated performance information may be obtained on the Thornburg website at Thornburg.com or by calling 1-800-847-0200.

Average Annual Total Returns (periods ended 12-31-23)
Average Annual Total Returns - Retail - Thornburg Ultra Short Income Fund	1 Year	5 Years	10 Years
Thornburg Ultra Short Income Fund - Class A	3.19%	2.16%	1.68%
Thornburg Ultra Short Income Fund - Class A | After Taxes on Distributions	1.21%	1.10%	0.89%
Thornburg Ultra Short Income Fund - Class A | After Taxes on Distributions and Sales	1.86%	1.20%	0.94%
Thornburg Ultra Short Income Fund - Class A | Bloomberg U.S. Aggregate Total Return Index Value USD (reflects no deduction for fees, expenses, or U.S. taxes)	5.53%	1.10%	1.81%
Thornburg Ultra Short Income Fund - Class A | ICE BofA U.S. Treasury Bill Index (reflects no deduction for fees, expenses, or taxes)	5.09%	1.90%	1.27%
Thornburg Ultra Short Income Fund - Class I	5.78%	2.66%	2.03%
Thornburg Ultra Short Income Fund - Class I | Bloomberg U.S. Aggregate Total Return Index Value USD (reflects no deduction for fees, expenses, or U.S. taxes)	5.53%	1.10%	1.81%
Thornburg Ultra Short Income Fund - Class I | ICE BofA U.S. Treasury Bill Index (reflects no deduction for fees, expenses, or taxes)	5.09%	1.90%	1.27%

After-tax returns are calculated using the highest historical individual federal marginal income tax rates, and do not reflect state or local income taxes. Actual after-tax returns depend on an investor’s own tax situation, and may differ from the returns shown, and after-tax returns shown are not relevant to investors who hold their Fund shares through tax-deferred arrangements, such as 401(k) plans or individual retirement accounts. The after-tax returns shown relate only to Class A shares, and after-tax returns for other share classes will vary.

Retail | Thornburg Limited Term U.S. Government Fund
Past Performance of the Fund

The following information provides some indication of the risks of investing in the Limited Term U.S. Government Fund by showing how the Fund’s investment results vary from year to year. The bar chart shows how the annual total returns for Class A shares have been different in each full year shown. The average annual total return figures compare Class A, Class C, Class C2 and Class I share performance to the Bloomberg U.S. Aggregate Total Return Index Value USD, a broad-based securities market index that represents the overall applicable market in which the Fund invests, and the Bloomberg U.S. Government Intermediate Total Return Index Value Unhedged, an additional benchmark that represents the market sectors which Thornburg believes are more representative of the Fund’s investment universe. These indexes are not actively managed and are not available for direct investment. The bar charts and performance tables assume reinvestment of dividends and distributions. Past performance (before and after taxes) is not necessarily an indication of how the Fund will perform in the future. The performance information shown below is as of the calendar year ended December 31, 2023. Updated performance information may be obtained on the Thornburg website at Thornburg.com or by calling 1-800-847-0200.

Average Annual Total Returns (periods ended 12-31-23)
Average Annual Total Returns - Retail - Thornburg Limited Term U.S. Government Fund	1 Year	5 Years	10 Years	Since Inception	Inception Date
Thornburg Limited Term U.S. Government Fund - Class A	1.51%	(0.13%)	0.43%
Thornburg Limited Term U.S. Government Fund - Class A | After Taxes on Distributions	0.55%	(0.81%)	(0.26%)
Thornburg Limited Term U.S. Government Fund - Class A | After Taxes on Distributions and Sales	0.88%	(0.38%)	0.03%
Thornburg Limited Term U.S. Government Fund - Class A | Bloomberg U.S. Aggregate Total Return Index Value USD (reflects no deduction for fees, expenses, or U.S. taxes)	5.53%	1.10%	1.81%
Thornburg Limited Term U.S. Government Fund - Class A | Bloomberg U.S. Government Intermediate Total Return Index Value Unhedged (reflects no deduction for fees, expenses, or taxes)	4.30%	1.03%	1.24%
Thornburg Limited Term U.S. Government Fund - Class C	3.13%	(0.15%)	0.28%
Thornburg Limited Term U.S. Government Fund - Class C | Bloomberg U.S. Aggregate Total Return Index Value USD (reflects no deduction for fees, expenses, or U.S. taxes)	5.53%	1.10%	1.81%
Thornburg Limited Term U.S. Government Fund - Class C | Bloomberg U.S. Government Intermediate Total Return Index Value Unhedged (reflects no deduction for fees, expenses, or taxes)	4.30%	1.03%	1.24%
Thornburg Limited Term U.S. Government Fund - Class C2	2.98%			(2.22%)	Oct. 01, 2020
Thornburg Limited Term U.S. Government Fund - Class C2 | Bloomberg U.S. Aggregate Total Return Index Value USD (reflects no deduction for fees, expenses, or U.S. taxes)	5.53%			(2.68%)
Thornburg Limited Term U.S. Government Fund - Class C2 | Bloomberg U.S. Government Intermediate Total Return Index Value Unhedged (reflects no deduction for fees, expenses, or taxes)	4.30%			(1.75%)
Thornburg Limited Term U.S. Government Fund - Class I	4.25%	0.46%	0.89%
Thornburg Limited Term U.S. Government Fund - Class I | Bloomberg U.S. Aggregate Total Return Index Value USD (reflects no deduction for fees, expenses, or U.S. taxes)	5.53%	1.10%	1.81%
Thornburg Limited Term U.S. Government Fund - Class I | Bloomberg U.S. Government Intermediate Total Return Index Value Unhedged (reflects no deduction for fees, expenses, or taxes)	4.30%	1.03%	1.24%

After-tax returns are calculated using the highest historical individual federal marginal income tax rates, and do not reflect state or local income taxes. Actual after-tax returns depend on an investor’s own tax situation and may differ from the returns shown, and after-tax returns shown are not relevant to investors who hold their Fund shares through tax-deferred arrangements, such as 401(k) plans or individual retirement accounts. The after-tax returns shown relate only to Class A shares, and after-tax returns for other share classes will vary.

Retail | Thornburg Limited Term Income Fund
Past Performance of the Fund

The following information provides some indication of the risks of investing in the Limited Term Income Fund by showing how the Fund’s investment results vary from year to year. The bar chart shows how the annual total returns for Class A shares have been different in each full year shown. The average annual total return figures compare Class A, Class C, Class C2 and Class I share performance to the Bloomberg U.S. Aggregate Total Return Index Value USD, a broad-based securities market index that represents the overall applicable market in which the Fund invests, and the Bloomberg Intermediate U.S. Government/Credit Total Return Index Value Unhedged, an additional benchmark that represents the market sectors which Thornburg believes are more representative of the Fund’s investment universe. These indexes are not actively managed and are not available for direct investment. The bar charts and performance tables assume reinvestment of dividends and distributions. Past performance (before and after taxes) is not necessarily an indication of how the Fund will perform in the future. The performance information shown below is as of the calendar year ended December 31, 2023. Updated performance information may be obtained on the Thornburg website at Thornburg.com or by calling 1-800-847-0200.

Average Annual Total Returns (periods ended 12-31-23)
Average Annual Total Returns - Retail - Thornburg Limited Term Income Fund	1 Year	5 Years	10 Years	Since Inception	Inception Date
Thornburg Limited Term Income Fund - Class A	3.85%	1.66%	1.86%
Thornburg Limited Term Income Fund - Class A | After Taxes on Distributions	2.52%	0.62%	0.88%
Thornburg Limited Term Income Fund - Class A | After Taxes on Distributions and Sales	2.25%	0.84%	1.00%
Thornburg Limited Term Income Fund - Class A | Bloomberg U.S. Aggregate Total Return Index Value USD (reflects no deduction for fees, expenses, or U.S. taxes)	5.53%	1.10%	1.81%
Thornburg Limited Term Income Fund - Class A | Bloomberg Intermediate U.S. Government/Credit Total Return Index Value Unhedged (reflects no deduction for fees, expenses, or taxes)	5.24%	1.59%	1.72%
Thornburg Limited Term Income Fund - Class C	5.53%	1.74%	1.79%
Thornburg Limited Term Income Fund - Class C | Bloomberg U.S. Aggregate Total Return Index Value USD (reflects no deduction for fees, expenses, or U.S. taxes)	5.53%	1.10%	1.81%
Thornburg Limited Term Income Fund - Class C | Bloomberg Intermediate U.S. Government/Credit Total Return Index Value Unhedged (reflects no deduction for fees, expenses, or taxes)	5.24%	1.59%	1.72%
Thornburg Limited Term Income Fund - Class C2	5.13%			(0.99%)	Oct. 01, 2020
Thornburg Limited Term Income Fund - Class C2 | Bloomberg U.S. Aggregate Total Return Index Value USD (reflects no deduction for fees, expenses, or U.S. taxes)	5.53%			(2.68%)
Thornburg Limited Term Income Fund - Class C2 | Bloomberg Intermediate U.S. Government/Credit Total Return Index Value Unhedged (reflects no deduction for fees, expenses, or taxes)	5.24%			(1.36%)
Thornburg Limited Term Income Fund - Class I	6.49%	2.25%	2.33%
Thornburg Limited Term Income Fund - Class I | Bloomberg U.S. Aggregate Total Return Index Value USD (reflects no deduction for fees, expenses, or U.S. taxes)	5.53%	1.10%	1.81%
Thornburg Limited Term Income Fund - Class I | Bloomberg Intermediate U.S. Government/Credit Total Return Index Value Unhedged (reflects no deduction for fees, expenses, or taxes)	5.24%	1.59%	1.72%

After-tax returns are calculated using the highest historical individual federal marginal income tax rates, and do not reflect state or local income taxes. Actual after-tax returns depend on an investor’s own tax situation and may differ from the returns shown, and after-tax returns shown are not relevant to investors who hold their Fund shares through tax-deferred arrangements, such as 401(k) plans or individual retirement accounts. The after-tax returns shown relate only to Class A shares, and after-tax returns for other share classes will vary.

Retail | Thornburg Strategic Income Fund
Past Performance of the Fund

The following information provides some indication of the risks of investing in the Strategic Income Fund by showing how the Fund’s investment results vary from year to year. The bar chart shows the annual total return for Class A shares in the one full year shown. The average annual total return figures compare Class A, Class C and Class I share performance to the Bloomberg U.S. Aggregate Total Return Index Value USD, a broad-based securities market index that represents the overall applicable market in which the Fund invests, and the Bloomberg U.S. Universal Total Return Index Value Unhedged, an additional benchmark that represents the market sectors which Thornburg believes are more representative of the Fund’s investment universe. The Blended Benchmark, comprised of 80% Bloomberg U.S. Aggregate Bond Total Return Value USD and 20% MSCI World Net Total Return USD Index, was removed as the Fund’s secondary index effective September 30, 2024. These indexes are not actively managed and are not available for direct investment. The bar charts and performance tables assume reinvestment of dividends and distributions. Past performance (before and after taxes) is not necessarily an indication of how the Fund will perform in the future. The performance information shown below is as of the calendar year ended December 31, 2023. Updated performance information may be obtained on the Thornburg website at Thornburg.com or by calling 1-800-847-0200.

Average Annual Total Returns (periods ended 12-31-23)
Average Annual Total Returns - Retail - Thornburg Strategic Income Fund	1 Year	5 Years	10 Years
Thornburg Strategic Income Fund - Class A	2.47%	2.60%	2.75%
Thornburg Strategic Income Fund - Class A | After Taxes on Distributions	0.74%	1.09%	1.20%
Thornburg Strategic Income Fund - Class A | After Taxes on Distributions and Sales	1.42%	1.34%	1.41%
Thornburg Strategic Income Fund - Class A | Bloomberg U.S. Aggregate Total Return Index Value USD (reflects no deduction for fees, expenses, or U.S. taxes)	5.53%	1.10%	1.81%
Thornburg Strategic Income Fund - Class A | Bloomberg U.S. Universal Total Return Index Value Unhedged (reflects no deduction for fees, expenses, or taxes)	6.17%	1.44%	2.08%
Thornburg Strategic Income Fund - Class A | Blended Benchmark (reflects no deduction for fees, expenses, or U.S. taxes	9.04%	3.56%	3.29%
Thornburg Strategic Income Fund - Class C	5.46%	2.79%	2.53%
Thornburg Strategic Income Fund - Class C | Bloomberg U.S. Aggregate Total Return Index Value USD (reflects no deduction for fees, expenses, or U.S. taxes)	5.53%	1.10%	1.81%
Thornburg Strategic Income Fund - Class C | Bloomberg U.S. Universal Total Return Index Value Unhedged (reflects no deduction for fees, expenses, or taxes)	6.17%	1.44%	2.08%
Thornburg Strategic Income Fund - Class C | Blended Benchmark (reflects no deduction for fees, expenses, or U.S. taxes	9.04%	3.56%	3.29%
Thornburg Strategic Income Fund - Class I	7.61%	3.93%	3.60%
Thornburg Strategic Income Fund - Class I | Bloomberg U.S. Aggregate Total Return Index Value USD (reflects no deduction for fees, expenses, or U.S. taxes)	5.53%	1.10%	1.81%
Thornburg Strategic Income Fund - Class I | Bloomberg U.S. Universal Total Return Index Value Unhedged (reflects no deduction for fees, expenses, or taxes)	6.17%	1.44%	2.08%
Thornburg Strategic Income Fund - Class I | Blended Benchmark (reflects no deduction for fees, expenses, or U.S. taxes	9.04%	3.56%	3.29%

After-tax returns are calculated using the highest historical individual federal marginal income tax rates, and do not reflect state or local income taxes. Actual after-tax returns depend on an investor’s own tax situation and may differ from the returns shown, and after-tax returns shown are not relevant to investors who hold their Fund shares through tax-deferred arrangements, such as 401(k) plans or individual retirement accounts. The after-tax returns shown relate only to Class A shares, and after-tax returns for other share classes will vary.

Retail | Thornburg Short Duration Municipal Fund
Past Performance of the Fund

The following information provides some indication of the risks of investing in the Short Duration Municipal Fund by showing how the Fund’s investment results vary from year to year. The bar chart shows how the annual total returns for Class A shares have been different in each full year shown. The average annual total return figures compare Class A and Class I share performance to the ICE BofA U.S. Municipal Securities Index, a broad-based securities market index that represents the overall applicable market in which the Fund invests, and the ICE BofA 1-3 Year U.S. Municipal Securities Index, an additional index that represents the market sectors which Thornburg believes are more representative of the Fund’s investment universe. These indexes are not actively managed and are not available for direct investment. The bar charts and performance tables assume reinvestment of dividends and distributions. Past performance (before and after taxes) is not necessarily an indication of how the Fund will perform in the future. The performance information shown is as of the calendar year ended December 31, 2023. Updated performance information may be obtained on the Thornburg website at Thornburg.com or by calling 1-800-847-0200.

Average Annual Total Returns (periods ended 12-31-23)
Average Annual Total Returns - Retail - Thornburg Short Duration Municipal Fund	1 Year	5 Years	10 Years
Thornburg Short Duration Municipal Fund - Class A	1.16%	0.37%	0.41%
Thornburg Short Duration Municipal Fund - Class A | After Taxes on Distributions	1.16%	0.37%	0.41%
Thornburg Short Duration Municipal Fund - Class A | After Taxes on Distributions and Sales	1.75%	0.56%	0.51%
Thornburg Short Duration Municipal Fund - Class A | ICE BofA U.S. Municipal Securities Index (reflects no deduction for fees, expenses, or taxes)	6.51%	2.27%	3.13%
Thornburg Short Duration Municipal Fund - Class A | ICE BofA 1-3 Year U.S. Municipal Securities Index (reflects no deduction for fees, expenses, or taxes)	3.34%	1.32%	1.11%
Thornburg Short Duration Municipal Fund - Class I	3.75%	0.88%	0.76%
Thornburg Short Duration Municipal Fund - Class I | ICE BofA U.S. Municipal Securities Index (reflects no deduction for fees, expenses, or taxes)	6.51%	2.27%	3.13%
Thornburg Short Duration Municipal Fund - Class I | ICE BofA 1-3 Year U.S. Municipal Securities Index (reflects no deduction for fees, expenses, or taxes)	3.34%	1.32%	1.11%

After-tax returns are calculated using the highest historical individual federal marginal income tax rates, and do not reflect state or local income taxes. Actual after-tax returns depend on an investor’s own tax situation, and may differ from the returns shown, and after-tax returns shown are not relevant to investors who hold their Fund shares through tax-deferred arrangements, such as 401(k) plans or individual retirement accounts. The after-tax returns shown relate only to Class A shares, and after-tax returns for other share classes will vary.

Retail | Thornburg Limited Term Municipal Fund
Past Performance of the Fund

The following information provides some indication of the risks of investing in the Limited Term Municipal Fund by showing how the Fund’s investment results vary from year to year. The bar chart shows how the annual total returns for Class A shares have been different in each full year shown. The average annual total return figures compare Class A, Class C, Class C2 and Class I share performance to the ICE BofA U.S. Municipal Securities Index, a broad-based securities market index that represents the overall applicable market in which the Fund invests, and the ICE BofA 1-10 Year U.S. Municipal Securities Index, an additional index that represents the market sectors which Thornburg believes are more representative of the Fund’s investment universe. These indexes are not actively managed and are not available for direct investment. The bar charts and performance tables assume reinvestment of dividends and distributions. Past performance (before and after taxes) is not necessarily an indication of how the Fund will perform in the future. The performance information shown is as of the calendar year ended December 31, 2023. Updated performance information may be obtained on the Thornburg website at Thornburg.com or by calling 1-800-847-0200.

Average Annual Total Returns (periods ended 12-31-23)
Average Annual Total Returns - Retail - Thornburg Limited Term Municipal Fund	1 Year	5 Years	10 Years	Since Inception	Inception Date
Thornburg Limited Term Municipal Fund - Class A	1.95%	0.78%	1.08%
Thornburg Limited Term Municipal Fund - Class A | After Taxes on Distributions	1.95%	0.78%	1.08%
Thornburg Limited Term Municipal Fund - Class A | After Taxes on Distributions and Sales	2.20%	1.02%	1.23%
Thornburg Limited Term Municipal Fund - Class A | ICE BofA U.S. Municipal Securities Index (reflects no deduction for fees, expenses, or taxes)	6.51%	2.27%	3.13%
Thornburg Limited Term Municipal Fund - Class A | ICE BofA 1-10 Year U.S. Municipal Securities Index (reflects no deduction for fees, expenses, or taxes)	4.27%	1.78%	1.90%
Thornburg Limited Term Municipal Fund - Class C	3.45%	0.83%	0.98%
Thornburg Limited Term Municipal Fund - Class C | ICE BofA U.S. Municipal Securities Index (reflects no deduction for fees, expenses, or taxes)	6.51%	2.27%	3.13%
Thornburg Limited Term Municipal Fund - Class C | ICE BofA 1-10 Year U.S. Municipal Securities Index (reflects no deduction for fees, expenses, or taxes)	4.27%	1.78%	1.90%
Thornburg Limited Term Municipal Fund - Class C2	3.05%			(0.74%)	Oct. 01, 2020
Thornburg Limited Term Municipal Fund - Class C2 | ICE BofA U.S. Municipal Securities Index (reflects no deduction for fees, expenses, or taxes)	6.51%			0.20%
Thornburg Limited Term Municipal Fund - Class C2 | ICE BofA 1-10 Year U.S. Municipal Securities Index (reflects no deduction for fees, expenses, or taxes)	4.27%			0.26%
Thornburg Limited Term Municipal Fund - Class I	4.46%	1.32%	1.51%
Thornburg Limited Term Municipal Fund - Class I | ICE BofA U.S. Municipal Securities Index (reflects no deduction for fees, expenses, or taxes)	6.51%	2.27%	3.13%
Thornburg Limited Term Municipal Fund - Class I | ICE BofA 1-10 Year U.S. Municipal Securities Index (reflects no deduction for fees, expenses, or taxes)	4.27%	1.78%	1.90%

After-tax returns are calculated using the highest historical individual federal marginal income tax rates, and do not reflect state or local income taxes. Actual after-tax returns depend on an investor’s own tax situation and may differ from the returns shown, and after-tax returns shown are not relevant to investors who hold their Fund shares through tax-deferred arrangements, such as 401(k) plans or individual retirement accounts. The after-tax returns shown relate only to Class A shares, and after-tax returns for other share classes will vary.

Retail | Thornburg Intermediate Municipal Fund
Past Performance of the Fund

The following information provides some indication of the risks of investing in the Intermediate Municipal Fund by showing how the Fund’s investment results vary from year to year. The bar chart shows how the annual total returns for Class A shares have been different in each full year shown. The average annual total return figures compare Class A, Class C, Class C2 and Class I share performance to the ICE BofA U.S. Municipal Securities Index, a broad-based securities market index that represents the overall applicable market in which the Fund invests, and the ICE BofA 3-15 Year U.S. Municipal Securities Index, an additional index that represents the market sectors which Thornburg believes are more representative of the Fund’s investment universe. These indexes are not actively managed and are not available for direct investment. The bar charts and performance tables assume reinvestment of dividends and distributions. Past performance (before and after taxes) is not necessarily an indication of how the Fund will perform in the future. The performance information shown is as of the calendar year ended December 31, 2023. Updated performance information may be obtained on the Thornburg website at Thornburg.com or by calling 1-800-847-0200.

Average Annual Total Returns (periods ended 12-31-23)
Average Annual Total Returns - Retail - Thornburg Intermediate Municipal Fund	1 Year	5 Years	10 Years	Since Inception	Inception Date
Thornburg Intermediate Municipal Fund - Class A	3.31%	1.39%	1.91%
Thornburg Intermediate Municipal Fund - Class A | After Taxes on Distributions	3.32%	1.39%	1.91%
Thornburg Intermediate Municipal Fund - Class A | After Taxes on Distributions and Sales	3.26%	1.67%	2.03%
Thornburg Intermediate Municipal Fund - Class A | ICE BofA U.S. Municipal Securities Index (reflects no deduction for fees, expenses, or taxes)	6.51%	2.27%	3.13%
Thornburg Intermediate Municipal Fund - Class A | ICE BofA 3-15 Year U.S. Municipal Securities Index (reflects no deduction for fees, expenses, or taxes)	5.40%	2.21%	2.67%
Thornburg Intermediate Municipal Fund - Class C	4.46%	1.42%	1.76%
Thornburg Intermediate Municipal Fund - Class C | ICE BofA U.S. Municipal Securities Index (reflects no deduction for fees, expenses, or taxes)	6.51%	2.27%	3.13%
Thornburg Intermediate Municipal Fund - Class C | ICE BofA 3-15 Year U.S. Municipal Securities Index (reflects no deduction for fees, expenses, or taxes)	5.40%	2.21%	2.67%
Thornburg Intermediate Municipal Fund - Class C2	4.41%			(0.04%)	Oct. 01, 2020
Thornburg Intermediate Municipal Fund - Class C2 | ICE BofA U.S. Municipal Securities Index (reflects no deduction for fees, expenses, or taxes)	6.51%			0.20%
Thornburg Intermediate Municipal Fund - Class C2 | ICE BofA 3-15 Year U.S. Municipal Securities Index (reflects no deduction for fees, expenses, or taxes)	5.40%			0.27%
Thornburg Intermediate Municipal Fund - Class I	5.71%	2.05%	2.39%
Thornburg Intermediate Municipal Fund - Class I | ICE BofA U.S. Municipal Securities Index (reflects no deduction for fees, expenses, or taxes)	6.51%	2.27%	3.13%
Thornburg Intermediate Municipal Fund - Class I | ICE BofA 3-15 Year U.S. Municipal Securities Index (reflects no deduction for fees, expenses, or taxes)	5.40%	2.21%	2.67%

After-tax returns are calculated using the historical highest individual federal marginal income tax rates, and do not reflect state or local income taxes. Actual after-tax returns depend on an investor’s own tax situation and may differ from the returns shown, and after-tax returns shown are not relevant to investors who hold their Fund shares through tax-deferred arrangements, such as 401(k) plans or individual retirement accounts. The after-tax returns shown relate only to Class A shares, and after-tax returns for other share classes will vary.

Retail | Thornburg Strategic Municipal Income Fund
Past Performance of the Fund

The following information provides some indication of the risks of investing in the Strategic Municipal Income Fund by showing how the Fund’s investment results vary from year to year. The bar chart shows how the annual total returns for Class A shares have been different in each full year shown. The average annual total return figures compare Class A, Class C and Class I share performance to the ICE BofA U.S. Municipal Securities Index, a broad-based securities market index that represents the overall applicable market in which the Fund invests. This index is not actively managed and is not available for direct investment. The bar charts and performance tables assume reinvestment of dividends and distributions. Past performance (before and after taxes) is not necessarily an indication of how the Fund will perform in the future. The performance information shown is as of the calendar year ended December 31, 2023. Updated performance information may be obtained on the Thornburg website at Thornburg.com or by calling 1-800-847-0200.

Average Annual Total Returns (periods ended 12-31-23)
Average Annual Total Returns - Retail - Thornburg Strategic Municipal Income Fund	1 Year	5 Years	10 Years
Thornburg Strategic Municipal Income Fund - Class A	3.79%	1.11%	2.17%
Thornburg Strategic Municipal Income Fund - Class A | After Taxes on Distributions	3.79%	1.11%	2.16%
Thornburg Strategic Municipal Income Fund - Class A | After Taxes on Distributions and Sales	3.58%	1.44%	2.25%
Thornburg Strategic Municipal Income Fund - Class A | ICE BofA U.S. Municipal Securities Index (reflects no deduction for fees, expenses, or taxes)	6.51%	2.27%	3.13%
Thornburg Strategic Municipal Income Fund - Class C	4.87%	1.04%	1.95%
Thornburg Strategic Municipal Income Fund - Class C | ICE BofA U.S. Municipal Securities Index (reflects no deduction for fees, expenses, or taxes)	6.51%	2.27%	3.13%
Thornburg Strategic Municipal Income Fund - Class I	6.12%	1.72%	2.63%
Thornburg Strategic Municipal Income Fund - Class I | ICE BofA U.S. Municipal Securities Index (reflects no deduction for fees, expenses, or taxes)	6.51%	2.27%	3.13%

After-tax returns are calculated using the historical highest individual federal marginal income tax rates, and do not reflect state or local income taxes. Actual after-tax returns depend on an investor’s own tax situation and may differ from the returns shown, and after-tax returns shown are not relevant to investors who hold their Fund shares through tax-deferred arrangements, such as 401(k) plans or individual retirement accounts. The after-tax returns shown relate only to Class A shares, and after-tax returns for other share classes will vary.

Retail | Thornburg California Limited Term Municipal Fund
Past Performance of the Fund

The following information provides some indication of the risks of investing in the Limited Term California Fund by showing how the Fund’s investment results vary from year to year. The bar chart shows how the annual total returns for Class A shares have been different in each full year shown. The average annual total return figures compare Class A, Class C, Class C2 and Class I share performance to the ICE BofA U.S. Municipal Securities Index, a broad-based securities market index that represents the overall applicable market in which the Fund invests. The ICE BofA 1-10 Year U.S. Municipal Securities Index was removed as the Fund’s benchmark index effective September 30, 2024. These indexes are not actively managed and are not available for direct investment. The bar charts and performance tables assume reinvestment of dividends and distributions. Past performance (before and after taxes) is not necessarily an indication of how the Fund will perform in the future. The performance information shown is as of the calendar year ended December 31, 2023. Updated performance information may be obtained on the Thornburg website at Thornburg.com or by calling 1-800-847-0200.

Average Annual Total Returns (periods ended 12-31-23)
Average Annual Total Returns - Retail - Thornburg California Limited Term Municipal Fund	1 Year	5 Years	10 Years	Since Inception	Inception Date
Thornburg California Limited Term Municipal Fund - Class A	1.86%	0.52%	0.97%
Thornburg California Limited Term Municipal Fund - Class A | After Taxes on Distributions	1.86%	0.53%	0.97%
Thornburg California Limited Term Municipal Fund - Class A | After Taxes on Distributions and Sales	2.10%	0.77%	1.09%
Thornburg California Limited Term Municipal Fund - Class A | ICE BofA U.S. Municipal Securities Index (reflects no deduction for fees, expenses, or taxes)	6.51%	2.27%	3.13%
Thornburg California Limited Term Municipal Fund - Class A | ICE BofA 1-10 Year U.S. Municipal Securities Index (reflects no deduction for fees, expenses, or taxes)	4.27%	1.78%	1.90%
Thornburg California Limited Term Municipal Fund - Class C	3.37%	0.55%	0.85%
Thornburg California Limited Term Municipal Fund - Class C | ICE BofA U.S. Municipal Securities Index (reflects no deduction for fees, expenses, or taxes)	6.51%	2.27%	3.13%
Thornburg California Limited Term Municipal Fund - Class C | ICE BofA 1-10 Year U.S. Municipal Securities Index (reflects no deduction for fees, expenses, or taxes)	4.27%	1.78%	1.90%
Thornburg California Limited Term Municipal Fund - Class C2	3.31%			(0.43%)	Oct. 01, 2020
Thornburg California Limited Term Municipal Fund - Class C2 | ICE BofA U.S. Municipal Securities Index (reflects no deduction for fees, expenses, or taxes)	6.51%			0.20%
Thornburg California Limited Term Municipal Fund - Class C2 | ICE BofA 1-10 Year U.S. Municipal Securities Index (reflects no deduction for fees, expenses, or taxes)	4.27%			0.26%
Thornburg California Limited Term Municipal Fund - Class I	4.43%	1.07%	1.40%
Thornburg California Limited Term Municipal Fund - Class I | ICE BofA U.S. Municipal Securities Index (reflects no deduction for fees, expenses, or taxes)	6.51%	2.27%	3.13%
Thornburg California Limited Term Municipal Fund - Class I | ICE BofA 1-10 Year U.S. Municipal Securities Index (reflects no deduction for fees, expenses, or taxes)	4.27%	1.78%	1.90%

After-tax returns are calculated using the highest historical individual federal marginal income tax rates, and do not reflect state or local income taxes. Actual after-tax returns depend on an investor’s own tax situation and may differ from the returns shown, and after-tax returns shown are not relevant to investors who hold their Fund shares through tax-deferred arrangements, such as 401(k) plans or individual retirement accounts. The after-tax returns shown relate only to Class A shares, and after-tax returns for other share classes will vary.

Retail | Thornburg New Mexico Intermediate Municipal Fund
Past Performance of the Fund

The following information provides some indication of the risks of investing in the Intermediate New Mexico Fund by showing how the Fund’s investment results vary from year to year. The bar chart shows how the annual total returns for Class A shares have been different in each full year shown. The average annual total return figures compare Class A, Class D and Class I share performance to the ICE BofA U.S. Municipal Securities Index, a broad-based securities market index that represents the overall applicable market in which the Fund invests. The ICE BofA 3-15 Year U.S. Municipal Securities Index was removed as the Fund’s benchmark index effective September 30, 2024. These indexes are not actively managed and are not available for direct investment. The bar charts and performance tables assume reinvestment of dividends and distributions. Past performance (before and after taxes) is not necessarily an indication of how the Fund will perform in the future. The performance information shown is as of the calendar year ended December 31, 2023. Updated performance information may be obtained on the Thornburg website at Thornburg.com or by calling 1-800-847-0200.

Average Annual Total Returns (periods ended 12-31-23)
Average Annual Total Returns - Retail - Thornburg New Mexico Intermediate Municipal Fund	1 Year	5 Years	10 Years
Thornburg New Mexico Intermediate Municipal Fund - Class A	1.87%	0.65%	1.39%
Thornburg New Mexico Intermediate Municipal Fund - Class A | After Taxes on Distributions	1.86%	0.64%	1.39%
Thornburg New Mexico Intermediate Municipal Fund - Class A | After Taxes on Distributions and Sales	1.98%	0.92%	1.57%
Thornburg New Mexico Intermediate Municipal Fund - Class A | ICE BofA U.S. Municipal Securities Index (reflects no deduction for fees, expenses, or taxes)	6.51%	2.27%	3.13%
Thornburg New Mexico Intermediate Municipal Fund - Class A | ICE BofA 3-15 Year U.S. Municipal Securities Index (reflects no deduction for fees, expenses, or taxes)	5.40%	2.21%	2.67%
Thornburg New Mexico Intermediate Municipal Fund - Class D	3.58%	0.78%	1.34%
Thornburg New Mexico Intermediate Municipal Fund - Class D | ICE BofA U.S. Municipal Securities Index (reflects no deduction for fees, expenses, or taxes)	6.51%	2.27%	3.13%
Thornburg New Mexico Intermediate Municipal Fund - Class D | ICE BofA 3-15 Year U.S. Municipal Securities Index (reflects no deduction for fees, expenses, or taxes)	5.40%	2.21%	2.67%
Thornburg New Mexico Intermediate Municipal Fund - Class I	4.18%	1.36%	1.92%
Thornburg New Mexico Intermediate Municipal Fund - Class I | ICE BofA U.S. Municipal Securities Index (reflects no deduction for fees, expenses, or taxes)	6.51%	2.27%	3.13%
Thornburg New Mexico Intermediate Municipal Fund - Class I | ICE BofA 3-15 Year U.S. Municipal Securities Index (reflects no deduction for fees, expenses, or taxes)	5.40%	2.21%	2.67%

After-tax returns are calculated using the highest historical individual federal marginal income tax rates, and do not reflect state or local income taxes. Actual after-tax returns depend on an investor’s own tax situation and may differ from the returns shown, and after-tax returns shown are not relevant to investors who hold their Fund shares through tax-deferred arrangements, such as 401(k) plans or individual retirement accounts. The after-tax returns shown relate only to Class A shares, and after-tax returns for other share classes will vary.

Retail | Thornburg New York Intermediate Municipal Fund
Past Performance of the Fund

The following information provides some indication of the risks of investing in the Intermediate New York Fund by showing how the Fund’s investment results vary from year to year. The bar chart shows how the annual total returns for Class A shares have been different in each full year shown. The average annual total return figures compare Class A and Class I share performance to the ICE BofA U.S. Municipal Securities Index, a broad-based securities market index that represents the overall applicable market in which the Fund invests. The ICE BofA 3-15 Year U.S. Municipal Securities Index was removed as the Fund’s benchmark index effective September 30, 2024. These indexes are not actively managed and are not available for direct investment. The bar charts and performance tables assume reinvestment of dividends and distributions. Past performance (before and after taxes) is not necessarily an indication of how the Fund will perform in the future. The performance information shown is as of the calendar year ended December 31, 2023. Updated performance information may be obtained on the Thornburg website at Thornburg.com or by calling 1-800-847-0200.

Average Annual Total Returns (periods ended 12-31-23)
Average Annual Total Returns - Retail - Thornburg New York Intermediate Municipal Fund	1 Year	5 Years	10 Years
Thornburg New York Intermediate Municipal Fund - Class A	2.68%	0.91%	1.47%
Thornburg New York Intermediate Municipal Fund - Class A | After Taxes on Distributions	2.68%	0.91%	1.47%
Thornburg New York Intermediate Municipal Fund - Class A | After Taxes on Distributions and Sales	2.59%	1.19%	1.65%
Thornburg New York Intermediate Municipal Fund - Class A | ICE BofA U.S. Municipal Securities Index (reflects no deduction for fees, expenses, or taxes)	6.51%	2.27%	3.13%
Thornburg New York Intermediate Municipal Fund - Class A | ICE BofA 3-15 Year U.S. Municipal Securities Index (reflects no deduction for fees, expenses, or taxes)	5.40%	2.21%	2.67%
Thornburg New York Intermediate Municipal Fund - Class I	5.09%	1.65%	2.00%
Thornburg New York Intermediate Municipal Fund - Class I | ICE BofA U.S. Municipal Securities Index (reflects no deduction for fees, expenses, or taxes)	6.51%	2.27%	3.13%
Thornburg New York Intermediate Municipal Fund - Class I | ICE BofA 3-15 Year U.S. Municipal Securities Index (reflects no deduction for fees, expenses, or taxes)	5.40%	2.21%	2.67%

After-tax returns are calculated using the highest historical individual federal marginal income tax rates, and do not reflect state or local income taxes. Actual after-tax returns depend on an investor’s own tax situation and may differ from the returns shown, and after-tax returns shown are not relevant to investors who hold their Fund shares through tax-deferred arrangements, such as 401(k) plans or individual retirement accounts. The after-tax returns shown relate only to Class A shares, and after-tax returns for other share classes will vary.

Retirement

THORNBURG INVESTMENT TRUST SUPPLEMENT

Dated September 30, 2024

to the

THORNBURG FUNDS RETIREMENT PLAN SHARES PROSPECTUS

applicable to Class R3, R4, R5 and R6 shares
dated February 1, 2024, as supplemented August 21, 2024
(the “Retirement Prospectus”)

CHANGES RELATING TO FUND BENCHMARKS

Effective September 30, 2024, as applicable, in the Fund Summary sections of the Retirement Prospectus, the narrative language under the “Past Performance of the Fund” caption and/or the “Average Annual Total Returns” tables of each of the listed series of the Thornburg Investment Trust (the “Funds”) are hereby replaced with the disclosure below relating to changes to each Fund’s benchmark(s), which are being made in accordance with regulatory requirements and applicable to pages of the Retirement Prospectus as follows:

Retirement | Thornburg International Equity Fund
Past Performance of the Fund

The following information provides some indication of the risks of investing in the International Equity Fund by showing how the Fund’s investment results vary from year to year. The bar chart shows how the annual total returns for Class R3 shares have been different in each full year shown. The average annual total return figures compare Class R3, Class R4, Class R5 and Class R6 share performance to the MSCI All Country World ex USA Net Total Return USD Index, a broad-based securities market index that represents the overall applicable market in which the Fund invests. The MSCI EAFE (Europe, Australasia, Far East) Net Total Return USD Index was removed as the Funds’ secondary index effective September 30, 2024. These indexes are not actively managed and are not available for direct investment. The bar charts and performance tables assume reinvestment of dividends and distributions. Past performance (before and after taxes) is not necessarily an indication of how the Fund will perform in the future. The performance information shown is as of the calendar year ended December 31, 2023. Updated performance information may be obtained on the Thornburg website at Thornburg.com or by calling 1-800-847-0200.

Retirement | Thornburg International Growth Fund
Past Performance of the Fund

The following information provides some indication of the risks of investing in International Growth Fund by showing how the Fund’s investment results vary from year to year. The bar chart shows how the annual total returns for Class R3 shares vary in each full year shown. The average annual total return figures compare Class R3, Class R4, Class R5 and Class R6 share performance to the MSCI All Country World ex USA Net Total Return, a broad-based securities market index that represents the overall applicable market in which the Fund invests, and the MSCI All Country World ex USA Growth Net Total Return USD Index, an additional index that represents the market sectors which Thornburg believes are more representative of the Fund’s investment universe. These indexes are not actively managed and are not available for direct investment. The bar charts and performance tables assume reinvestment of dividends and distributions. Past performance (before and after taxes) is not necessarily an indication of how the Fund will perform in the future. The performance information shown below is as of the calendar year ended December 31, 2023. Updated performance information may be obtained on the Thornburg website at Thornburg.com or by calling 1-800-847-0200.

Average Annual Total Returns (periods ended 12-31-23)
Average Annual Total Returns - Retirement - Thornburg International Growth Fund	1 Year	5 Years	10 Years
Thornburg International Growth Fund - Class R3	17.80%	6.78%	3.12%
Thornburg International Growth Fund - Class R3 | After Taxes on Distributions	17.74%	6.29%	2.58%
Thornburg International Growth Fund - Class R3 | After Taxes on Distributions and Sales	10.54%	5.32%	2.39%
Thornburg International Growth Fund - Class R3 | MSCI All Country World ex USA Net Total Return (reflects no deduction for fees, expenses, or U.S. taxes)	15.62%	7.08%	3.83%
Thornburg International Growth Fund - Class R3 | MSCI All Country World ex U.S. Growth Net Total Return USD Index (reflects no deduction for fees, expenses, or U.S. taxes)	14.03%	7.49%	4.55%
Thornburg International Growth Fund - Class R4	17.93%	6.89%	3.22%
Thornburg International Growth Fund - Class R4 | MSCI All Country World ex USA Net Total Return (reflects no deduction for fees, expenses, or U.S. taxes)	15.62%	7.08%	3.83%
Thornburg International Growth Fund - Class R4 | MSCI All Country World ex U.S. Growth Net Total Return USD Index (reflects no deduction for fees, expenses, or U.S. taxes)	14.03%	7.49%	4.55%
Thornburg International Growth Fund - Class R5	18.43%	7.32%	3.64%
Thornburg International Growth Fund - Class R5 | MSCI All Country World ex USA Net Total Return (reflects no deduction for fees, expenses, or U.S. taxes)	15.62%	7.08%	3.83%
Thornburg International Growth Fund - Class R5 | MSCI All Country World ex U.S. Growth Net Total Return USD Index (reflects no deduction for fees, expenses, or U.S. taxes)	14.03%	7.49%	4.55%
Thornburg International Growth Fund - Class R6	18.53%	7.43%	3.75%
Thornburg International Growth Fund - Class R6 | MSCI All Country World ex USA Net Total Return (reflects no deduction for fees, expenses, or U.S. taxes)	15.62%	7.08%	3.83%
Thornburg International Growth Fund - Class R6 | MSCI All Country World ex U.S. Growth Net Total Return USD Index (reflects no deduction for fees, expenses, or U.S. taxes)	14.03%	7.49%	4.55%

After-tax returns are calculated using the highest historical individual federal marginal income tax rates, and do not reflect state or local income taxes. Actual after-tax returns depend on an investor’s own tax situation and may differ from the returns shown, and after-tax returns shown are not relevant to investors who hold their Fund shares through tax-deferred arrangements, such as 401(k) plans or individual retirement accounts. The after-tax returns shown relate only to Class R3 shares, and after-tax returns for other share classes will vary.

Retirement | Thornburg Small/Mid Cap Core Fund
Past Performance of the Fund

The following information provides some indication of the risks of investing in the Small/Mid Cap Core Fund by showing how the Fund’s investment results vary from year to year. The bar chart shows how the annual total returns for Class R3 shares have been different in each full year shown. The average annual total return figures compare Class R3, Class R4 and Class R5 share performance to the Russell 3000 Index—Total Return, a broad-based securities market index that represents the overall applicable market in which the Fund invests, and the Russell 2500 Index—Total Return, an additional index that represents the market sectors which Thornburg believes are more representative of the Fund’s investment universe. These indexes are not actively managed and are not available for direct investment. The bar charts and performance tables assume reinvestment of dividends and distributions. Past performance (before and after taxes) is not necessarily an indication of how the Fund will perform in the future. The performance information shown below is as of the calendar year ended December 31, 2023. Updated performance information may be obtained on the Thornburg website at Thornburg.com or by calling 1-800-847-0200.

Average Annual Total Returns (periods ended 12-31-23)
Average Annual Total Returns - Retirement - Thornburg Small/Mid Cap Core Fund	1 Year	5 Years	10 Years
Thornburg Small/Mid Cap Core Fund - Class R3	13.19%	8.34%	7.42%
Thornburg Small/Mid Cap Core Fund - Class R3 | After Taxes on Distributions	13.19%	6.60%	6.47%
Thornburg Small/Mid Cap Core Fund - Class R3 | After Taxes on Distributions and Sales	7.81%	6.37%	5.87%
Thornburg Small/Mid Cap Core Fund - Class R3 | Russell 3000 Index - Total Return (reflects no deduction for fees, expenses, or taxes)	25.96%	15.16%	11.48%
Thornburg Small/Mid Cap Core Fund - Class R3 | Russell 2500 Index - Total Return (reflects no deduction for fees, expenses, or taxes)	17.42%	11.67%	8.36%
Thornburg Small/Mid Cap Core Fund - Class R4	13.32%	8.44%	7.52%
Thornburg Small/Mid Cap Core Fund - Class R4 | Russell 3000 Index - Total Return (reflects no deduction for fees, expenses, or taxes)	25.96%	15.16%	11.48%
Thornburg Small/Mid Cap Core Fund - Class R4 | Russell 2500 Index - Total Return (reflects no deduction for fees, expenses, or taxes)	17.42%	11.67%	8.36%
Thornburg Small/Mid Cap Core Fund - Class R5	13.60%	8.73%	7.80%
Thornburg Small/Mid Cap Core Fund - Class R5 | Russell 3000 Index - Total Return (reflects no deduction for fees, expenses, or taxes)	25.96%	15.16%	11.48%
Thornburg Small/Mid Cap Core Fund - Class R5 | Russell 2500 Index - Total Return (reflects no deduction for fees, expenses, or taxes)	17.42%	11.67%	8.36%

After-tax returns are calculated using the highest historical individual federal marginal income tax rates, and do not reflect state or local income taxes. Actual after-tax returns depend on an investor’s own tax situation and may differ from the returns shown, and after-tax returns shown are not relevant to investors who hold their Fund shares through tax-deferred arrangements, such as 401(k) plans or individual retirement accounts. The after-tax returns shown relate only to Class R3 shares, and after-tax returns for other share classes will vary.

The performance information shown above may include gains attributable to the Fund’s investments in shares of companies through initial public offerings (“IPOs”). There can be no assurance that the Fund will have continued access to profitable IPOs and, as the Fund’s assets grow, the impact of the Fund’s investment in IPOs on the performance of the Fund may decline.

Retirement | Thornburg Small/Mid Cap Growth Fund
Past Performance of the Fund

The following information provides some indication of the risks of investing in the Small/Mid Cap Growth Fund by showing how the Fund’s investment results vary from year to year. The bar chart shows how the annual total returns for Class R3 shares have been different in each full year shown. The average annual total return figures compare Class R3, Class R4 and Class R5 share performance to the Russell 3000 Index—Total Return, a broad-based securities market index that represents the overall applicable market in which the Fund invests, and the Russell 2500 Index—Total Return, an additional index that represents the market sectors which Thornburg believes are more representative of the Fund’s investment universe. These indexes are not actively managed and are not available for direct investment. The bar charts and performance tables assume reinvestment of dividends and distributions. Past performance (before and after taxes) is not necessarily an indication of how the Fund will perform in the future. The performance information shown below is as of the calendar year ended December 31, 2023. Updated performance information may be obtained on the Thornburg website at Thornburg.com or by calling 1-800-847-0200.

Average Annual Total Returns (periods ended 12-31-23)
Average Annual Total Returns - Retirement - Thornburg Small/Mid Cap Growth Fund	1 Year	5 Years	10 Years
Thornburg Small/Mid Cap Growth Fund - Class R3	19.54%	6.45%	5.13%
Thornburg Small/Mid Cap Growth Fund - Class R3 | After Taxes on Distributions	19.54%	3.84%	3.83%
Thornburg Small/Mid Cap Growth Fund - Class R3 | After Taxes on Distributions and Sales	11.57%	5.50%	4.32%
Thornburg Small/Mid Cap Growth Fund - Class R3 | Russell 3000 Index - Total Return (reflects no deduction for fees, expenses, or taxes)	25.96%	15.16%	11.48%
Thornburg Small/Mid Cap Growth Fund - Class R3 | Russell 2500 Index - Total Return (reflects no deduction for fees, expenses, or taxes)	18.93%	11.43%	8.78%
Thornburg Small/Mid Cap Growth Fund - Class R4	19.68%	6.56%	5.23%
Thornburg Small/Mid Cap Growth Fund - Class R4 | Russell 3000 Index - Total Return (reflects no deduction for fees, expenses, or taxes)	25.96%	15.16%	11.48%
Thornburg Small/Mid Cap Growth Fund - Class R4 | Russell 2500 Index - Total Return (reflects no deduction for fees, expenses, or taxes)	18.93%	11.43%	8.78%
Thornburg Small/Mid Cap Growth Fund - Class R5	20.19%	7.00%	5.67%
Thornburg Small/Mid Cap Growth Fund - Class R5 | Russell 3000 Index - Total Return (reflects no deduction for fees, expenses, or taxes)	25.96%	15.16%	11.48%
Thornburg Small/Mid Cap Growth Fund - Class R5 | Russell 2500 Index - Total Return (reflects no deduction for fees, expenses, or taxes)	18.93%	11.43%	8.78%

After-tax returns are calculated using the highest historical individual federal marginal income tax rates, and do not reflect state or local income taxes. Actual after-tax returns depend on an investor’s own tax situation and may differ from the returns shown, and after-tax returns shown are not relevant to investors who hold their Fund shares through tax-deferred arrangements, such as 401(k) plans or individual retirement accounts. The after-tax returns shown relate only to Class R3 shares, and after-tax returns for other share classes will vary.

Retirement | Thornburg Investment Income Builder Fund
Past Performance of the Fund

The following information provides some indication of the risks of investing in Investment Income Builder Fund by showing how the Fund’s investment results vary from year to year. The bar chart shows how the annual total returns for Class R3 shares vary in each full year shown. The average annual total return figures compare Class R3, Class R4, Class R5 and Class R6 share performance to the MSCI World Net Total Return USD Index and the Bloomberg U.S. Aggregate Total Return Index Value USD, each a broad-based securities market index that represents the overall applicable market in which the Fund invests, and a Blended Benchmark, comprised of 25% Bloomberg U.S. Aggregate Bond Total Return Value USD, and 75% MSCI World Net Total Return USD Index, an additional benchmark that represents the market sectors which Thornburg believes are more representative of the Fund’s investment universe. These indexes are not actively managed and are not available for direct investment. The bar charts and performance tables assume reinvestment of dividends and distributions. Past performance (before and after taxes) is not necessarily an indication of how the Fund will perform in the future. The performance information shown below is as of the calendar year ended December 31, 2023. Updated performance information may be obtained on the Thornburg website at Thornburg.com or by calling 1-800-847-0200.

Average Annual Total Returns (periods ended 12-31-23)
Average Annual Total Returns - Retirement - Thornburg Investment Income Builder Fund	1 Year	5 Years	10 Years	Since Inception	Inception Date
Thornburg Investment Income Builder Fund - Class R3	17.49%	8.31%	5.69%
Thornburg Investment Income Builder Fund - Class R3 | After Taxes on Distributions	15.37%	6.35%	3.86%
Thornburg Investment Income Builder Fund - Class R3 | After Taxes on Distributions and Sales	10.29%	5.57%	3.55%
Thornburg Investment Income Builder Fund - Class R3 | MSCI World Net Total Return USD Index (reflects no deduction for fees, expenses, or U.S. taxes)	23.79%	12.80%	8.60%
Thornburg Investment Income Builder Fund - Class R3 | Bloomberg U.S. Aggregate Total Return Index Value USD (reflects no deduction for fees, expenses, or U.S. taxes)	5.53%	1.10%	1.81%
Thornburg Investment Income Builder Fund - Class R3 | Blended Index (reflects no deduction for fees, expenses, or U.S. taxes)	19.05%	10.03%	7.06%
Thornburg Investment Income Builder Fund - Class R4	17.53%	8.41%	5.79%
Thornburg Investment Income Builder Fund - Class R4 | MSCI World Net Total Return USD Index (reflects no deduction for fees, expenses, or U.S. taxes)	23.79%	12.80%	8.60%
Thornburg Investment Income Builder Fund - Class R4 | Bloomberg U.S. Aggregate Total Return Index Value USD (reflects no deduction for fees, expenses, or U.S. taxes)	5.53%	1.10%	1.81%
Thornburg Investment Income Builder Fund - Class R4 | Blended Index (reflects no deduction for fees, expenses, or U.S. taxes)	19.05%	10.03%	7.06%
Thornburg Investment Income Builder Fund - Class R5	18.00%	8.85%	6.22%
Thornburg Investment Income Builder Fund - Class R5 | MSCI World Net Total Return USD Index (reflects no deduction for fees, expenses, or U.S. taxes)	23.79%	12.80%	8.60%
Thornburg Investment Income Builder Fund - Class R5 | Bloomberg U.S. Aggregate Total Return Index Value USD (reflects no deduction for fees, expenses, or U.S. taxes)	5.53%	1.10%	1.81%
Thornburg Investment Income Builder Fund - Class R5 | Blended Index (reflects no deduction for fees, expenses, or U.S. taxes)	19.05%	10.03%	7.06%
Thornburg Investment Income Builder Fund - Class R6	18.24%	9.07%		7.68%	Apr. 10, 2017
Thornburg Investment Income Builder Fund - Class R6 | MSCI World Net Total Return USD Index (reflects no deduction for fees, expenses, or U.S. taxes)	23.79%	12.80%		10.22%
Thornburg Investment Income Builder Fund - Class R6 | Bloomberg U.S. Aggregate Total Return Index Value USD (reflects no deduction for fees, expenses, or U.S. taxes)	5.53%	1.10%		1.18%
Thornburg Investment Income Builder Fund - Class R6 | Blended Index (reflects no deduction for fees, expenses, or U.S. taxes)	19.05%	10.03%		8.13%

After-tax returns are calculated using the highest historical individual federal marginal income tax rates, and do not reflect state or local income taxes. Actual after-tax returns depend on an investor’s own tax situation and may differ from the returns shown, and after-tax returns shown are not relevant to investors who hold their Fund shares through tax-deferred arrangements, such as 401(k) plans or individual retirement accounts. The after-tax returns shown relate only to Class R3 shares, and after-tax returns for other share classes will vary.

Retirement | Thornburg Limited Term U.S. Government Fund
Past Performance of the Fund

The following information provides some indication of the risks of investing in Limited Term U.S. Government Fund by showing how the Fund’s investment results vary from year to year. The bar chart shows how the annual total returns for Class R3 shares have been different in each full year shown. The average annual total return figures compare Class R3, Class R4, and Class R5 share performance to the Bloomberg U.S. Aggregate Total Return Index Value USD, a broad-based securities market index that represents the overall applicable market in which the Fund invests, and the Bloomberg U.S. Government Intermediate Total Return Index Value Unhedged, an additional benchmark that represents the market sectors which Thornburg believes are more representative of the Fund’s investment universe. These indexes are not actively managed and are not available for direct investment. The bar charts and performance tables assume reinvestment of dividends and distributions. Past performance (before and after taxes) is not necessarily an indication of how the Fund will perform in the future. The performance information shown below is as of the calendar year ended December 31, 2023. Updated performance information may be obtained on the Thornburg website at Thornburg.com or by calling 1-800-847-0200.

Average Annual Total Returns (periods ended 12-31-23)
Average Annual Total Returns - Retirement - Thornburg Limited Term U.S. Government Fund	1 Year	5 Years	10 Years	Since Inception	Inception Date
Thornburg Limited Term U.S. Government Fund - Class R3	3.90%	0.11%	0.52%
Thornburg Limited Term U.S. Government Fund - Class R3 | After Taxes on Distributions	2.93%	(0.53%)	(0.15%)
Thornburg Limited Term U.S. Government Fund - Class R3 | After Taxes on Distributions and Sales	2.29%	(0.18%)	0.11%
Thornburg Limited Term U.S. Government Fund - Class R3 | Bloomberg U.S. Aggregate Total Return Index Value USD (reflects no deduction for fees, expenses, or U.S. taxes)	5.53%	1.10%	1.81%
Thornburg Limited Term U.S. Government Fund - Class R3 | Bloomberg U.S. Government Intermediate Total Return Index Value Unhedged (reflects no deduction for fees, expenses, or taxes)	4.30%	1.03%	1.24%
Thornburg Limited Term U.S. Government Fund - Class R4	3.90%	0.09%		0.42%	Feb. 01, 2014
Thornburg Limited Term U.S. Government Fund - Class R4 | Bloomberg U.S. Aggregate Total Return Index Value USD (reflects no deduction for fees, expenses, or U.S. taxes)	5.53%	1.10%		1.68%
Thornburg Limited Term U.S. Government Fund - Class R4 | Bloomberg U.S. Government Intermediate Total Return Index Value Unhedged (reflects no deduction for fees, expenses, or taxes)	4.30%	1.03%		1.17%
Thornburg Limited Term U.S. Government Fund - Class R5	4.23%	0.42%	0.85%
Thornburg Limited Term U.S. Government Fund - Class R5 | Bloomberg U.S. Aggregate Total Return Index Value USD (reflects no deduction for fees, expenses, or U.S. taxes)	5.53%	1.10%	1.81%
Thornburg Limited Term U.S. Government Fund - Class R5 | Bloomberg U.S. Government Intermediate Total Return Index Value Unhedged (reflects no deduction for fees, expenses, or taxes)	4.30%	1.03%	1.24%

After-tax returns are calculated using the highest historical individual federal marginal income tax rates, and do not reflect state or local income taxes. Actual after-tax returns depend on an investor’s own tax situation and may differ from the returns shown, and after-tax returns shown are not relevant to investors who hold their Fund shares through tax-deferred arrangements, such as 401(k) plans or individual retirement accounts. The after-tax returns shown relate only to Class R3 shares, and after-tax returns for other share classes will vary.

Retirement | Thornburg Limited Term Income Fund
Past Performance of the Fund

The following information provides some indication of the risks of investing in Limited Term Income Fund by showing how the Fund’s investment results vary from year to year. The bar chart shows how the annual total returns for Class R3 shares have been different in each full year shown. The average annual total return figures compare Class R3, Class R4, Class R5 and Class R6 share performance to the Bloomberg U.S. Aggregate Total Return Index Value USD, a broad-based securities market index that represents the overall applicable market in which the Fund invests, and the Bloomberg Intermediate U.S. Government/Credit Total Return Index Value Unhedged, an additional benchmark that represents the market sectors which Thornburg believes are more representative of the Fund’s investment universe. These indexes are not actively managed and are not available for direct investment. The bar charts and performance tables assume reinvestment of dividends and distributions. Past performance (before and after taxes) is not necessarily an indication of how the Fund will perform in the future. The performance information shown below is as of the calendar year ended December 31, 2023. Updated performance information may be obtained on the Thornburg website at Thornburg.com or by calling 1-800-847-0200.

Average Annual Total Returns (periods ended 12-31-23)
Average Annual Total Returns - Retirement - Thornburg Limited Term Income Fund	1 Year	5 Years	10 Years	Since Inception	Inception Date
Thornburg Limited Term Income Fund - Class R3	6.04%	1.75%	1.84%
Thornburg Limited Term Income Fund - Class R3 | After Taxes on Distributions	4.78%	0.80%	0.93%
Thornburg Limited Term Income Fund - Class R3 | After Taxes on Distributions and Sales	3.55%	0.94%	1.02%
Thornburg Limited Term Income Fund - Class R3 | Bloomberg U.S. Aggregate Total Return Index Value USD (reflects no deduction for fees, expenses, or U.S. taxes)	5.53%	1.10%	1.81%
Thornburg Limited Term Income Fund - Class R3 | Bloomberg Intermediate U.S. Government/Credit Total Return Index Value Unhedged (reflects no deduction for fees, expenses, or taxes)	5.24%	1.59%	1.72%
Thornburg Limited Term Income Fund - Class R4	5.96%	1.73%		1.72%	Feb. 01, 2014
Thornburg Limited Term Income Fund - Class R4 | Bloomberg U.S. Aggregate Total Return Index Value USD (reflects no deduction for fees, expenses, or U.S. taxes)	5.53%	1.10%		1.68%
Thornburg Limited Term Income Fund - Class R4 | Bloomberg Intermediate U.S. Government/Credit Total Return Index Value Unhedged (reflects no deduction for fees, expenses, or taxes)	5.24%	1.59%		1.64%
Thornburg Limited Term Income Fund - Class R5	6.57%	2.25%	2.26%
Thornburg Limited Term Income Fund - Class R5 | Bloomberg U.S. Aggregate Total Return Index Value USD (reflects no deduction for fees, expenses, or U.S. taxes)	5.53%	1.10%	1.81%
Thornburg Limited Term Income Fund - Class R5 | Bloomberg Intermediate U.S. Government/Credit Total Return Index Value Unhedged (reflects no deduction for fees, expenses, or taxes)	5.24%	1.59%	1.72%
Thornburg Limited Term Income Fund - Class R6	6.56%	2.31%		2.25%	Apr. 10, 2017
Thornburg Limited Term Income Fund - Class R6 | Bloomberg U.S. Aggregate Total Return Index Value USD (reflects no deduction for fees, expenses, or U.S. taxes)	5.53%	1.10%		1.18%
Thornburg Limited Term Income Fund - Class R6 | Bloomberg Intermediate U.S. Government/Credit Total Return Index Value Unhedged (reflects no deduction for fees, expenses, or taxes)	5.24%	1.59%		1.49%

After-tax returns are calculated using the highest historical individual federal marginal income tax rates, and do not reflect state or local income taxes. Actual after-tax returns depend on an investor’s own tax situation and may differ from the returns shown, and after-tax returns shown are not relevant to investors who hold their Fund shares through tax-deferred arrangements, such as 401(k) plans or individual retirement accounts. The after-tax returns shown relate only to Class R3 shares, and after-tax returns for other share classes will vary.

Retirement | Thornburg Strategic Income Fund
Past Performance of the Fund

The following information provides some indication of the risks of investing in Strategic Income Fund by showing how the Fund’s investment results vary from year to year. The bar chart shows the annual total return for Class R3 shares in the one full year shown. The average annual total return figures compare Class R3, Class R4, Class R5 and Class R6 share performance to the Bloomberg U.S. Aggregate Total Return Index Value USD, a broad-based securities market index that represents the overall applicable market in which the Fund invests, and the Bloomberg U.S. Universal Total Return Index Value Unhedged, an additional benchmark that represents the market sectors which Thornburg believes are more representative of the Fund’s investment universe. The Blended Benchmark, comprised of 80% Bloomberg U.S. Aggregate Bond Total Return Value USD and 20% MSCI World Net Total Return USD Index, was removed as the Fund’s secondary index effective September 30, 2024. These indexes are not actively managed and are not available for direct investment. The bar charts and performance tables assume reinvestment of dividends and distributions. Past performance (before and after taxes) is not necessarily an indication of how the Fund will perform in the future. The performance information shown below is as of the calendar year ended December 31, 2023. Updated performance information may be obtained on the Thornburg website at Thornburg.com or by calling 1-800-847-0200.

Average Annual Total Returns (periods ended 12-31-23)
Average Annual Total Returns - Retirement - Thornburg Strategic Income Fund	1 Year	5 Years	10 Years	Since Inception	Inception Date
Thornburg Strategic Income Fund - Class R3	7.03%	3.27%	3.05%
Thornburg Strategic Income Fund - Class R3 | After Taxes on Distributions	5.32%	1.86%	1.97%
Thornburg Strategic Income Fund - Class R3 | After Taxes on Distributions and Sales	4.13%	1.91%	2.07%
Thornburg Strategic Income Fund - Class R3 | Bloomberg U.S. Aggregate Total Return Index Value USD (reflects no deduction for fees, expenses, or U.S. taxes)	5.53%	1.10%	1.81%
Thornburg Strategic Income Fund - Class R3 | Bloomberg U.S. Universal Total Return Index Value Unhedged (reflects no deduction for fees, expenses, or taxes)	6.17%	1.44%	2.08%
Thornburg Strategic Income Fund - Class R3 | Blended Benchmark (reflects no deduction for fees, expenses, or U.S. taxes	9.04%	3.56%	3.29%
Thornburg Strategic Income Fund - Class R4	7.03%	3.27%		3.03%	Feb. 01, 2014
Thornburg Strategic Income Fund - Class R4 | Bloomberg U.S. Aggregate Total Return Index Value USD (reflects no deduction for fees, expenses, or U.S. taxes)	5.53%	1.10%		1.68%
Thornburg Strategic Income Fund - Class R4 | Bloomberg U.S. Universal Total Return Index Value Unhedged (reflects no deduction for fees, expenses, or taxes)	6.17%	1.44%		1.96%
Thornburg Strategic Income Fund - Class R4 | Blended Benchmark (reflects no deduction for fees, expenses, or U.S. taxes	9.04%	3.56%		3.28%
Thornburg Strategic Income Fund - Class R5	7.71%	3.94%	3.59%
Thornburg Strategic Income Fund - Class R5 | Bloomberg U.S. Aggregate Total Return Index Value USD (reflects no deduction for fees, expenses, or U.S. taxes)	5.53%	1.10%	1.81%
Thornburg Strategic Income Fund - Class R5 | Bloomberg U.S. Universal Total Return Index Value Unhedged (reflects no deduction for fees, expenses, or taxes)	6.17%	1.44%	2.08%
Thornburg Strategic Income Fund - Class R5 | Blended Benchmark (reflects no deduction for fees, expenses, or U.S. taxes	9.04%	3.56%	3.29%
Thornburg Strategic Income Fund - Class R6	7.77%	4.01%		3.77%	Apr. 10, 2017
Thornburg Strategic Income Fund - Class R6 | Bloomberg U.S. Aggregate Total Return Index Value USD (reflects no deduction for fees, expenses, or U.S. taxes)	5.53%	1.10%		1.18%
Thornburg Strategic Income Fund - Class R6 | Bloomberg U.S. Universal Total Return Index Value Unhedged (reflects no deduction for fees, expenses, or taxes)	6.17%	1.44%		1.43%
Thornburg Strategic Income Fund - Class R6 | Blended Benchmark (reflects no deduction for fees, expenses, or U.S. taxes	9.04%	3.56%		3.12%

After-tax returns are calculated using the highest historical individual federal marginal income tax rates, and do not reflect state or local income taxes. Actual after-tax returns depend on an investor’s own tax situation and may differ from the returns shown, and after-tax returns shown are not relevant to investors who hold their Fund shares through tax-deferred arrangements, such as 401(k) plans or individual retirement accounts. The after-tax returns shown relate only to Class R3 shares, and after-tax returns for other share classes will vary.